CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue, net:
Revenue, net	$ 37,908	$ 30,372	$ 78,707	$ 56,349	$ 129,556	$ 77,379
Operating costs and expenses:
Selling, general, and administrative expense	17,718	9,498	34,447	21,732	51,566	38,309
Depreciation and amortization expense	4,717	4,886	9,732	9,962	19,709	21,718
Total operating costs and expenses	31,284	22,324	62,468	47,099	104,279	83,656
Operating income	6,624	8,048	16,239	9,250	25,277	(6,277)
Other (expense) income:
Interest income (expense), net	(348)	(213)	(922)	4
Gain (loss) on sale of property	(1)		68	5
Unrealized gain (loss) on equity securities	420	(87)	387	323	234	157
Other expense, net	(4,382)	(23)	(6,035)	(95)	(384)	(233)
Interest expense	(4,382)	(23)	(6,035)	(95)	(477)	(1,229)
Gain on sale of property					127	899
Gain on forgiveness of PPP loan					0	8,575
Total other (expense) income, net	(4,311)	(323)	(6,502)	237	(500)	8,169
Income before income tax (expense) benefit	2,313	7,725	9,737	9,487	24,777	1,892
Income tax expense	(1,376)	(1,791)	(3,099)	(2,220)	(3,697)	209
Net income	937	5,934	6,638	7,267	21,080	2,101
Accumulated dividends on redeemable convertible preferred stock		295	314	589
Net income available to common shareholders	$ 937	$ 5,639	$ 6,324	$ 6,678	$ 19,891	$ 982
Basic earnings per share	$ 0.07	$ 0.47	$ 0.49	$ 0.56	$ 0.38	$ 0.02
Diluted earnings per share	$ 0.05	$ 0.3	$ 0.33	$ 0.37	$ 0.27	$ 0.04
Basic weighted-average common shares outstanding	13,910,670	11,951,123	12,936,310	11,951,123	52,363,872	52,363,872
Diluted weighted-average common shares outstanding	20,746,976	19,677,493	20,217,648	19,677,493	77,145,236	56,915,932
Comprehensive income:
Net income	$ 937	$ 5,934	$ 6,638	$ 7,267	$ 21,080	$ 2,101
Foreign currency translation adjustment, net of tax	(207)	13	(207)	(62)	173	(59)
Net comprehensive income	730	5,947	6,431	7,205	21,253	2,042
Tool Rental
Revenue, net:
Revenue, net	29,002	23,024	61,278	43,440	99,018	59,287
Operating costs and expenses:
Operating costs and expenses	7,692	6,678	15,829	12,992	27,581	19,941
Product Sale [Member]
Revenue, net:
Revenue, net					30,538	18,092
Operating costs and expenses:
Operating costs and expenses					$ 5,423	$ 3,688
Product Sale
Revenue, net:
Revenue, net	8,906	7,348	17,429	12,909
Operating costs and expenses:
Operating costs and expenses	$ 1,157	$ 1,262	$ 2,460	$ 2,413